FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedge items
Net fair value of derivative financial instruments designated as hedges, asset position	$ 597.1	$ 677.7
Cash flow hedges
Hedge items
Net fair value of derivative financial instruments designated as hedges, asset position	552.5	(635.5)
Fair value hedges
Hedge items
Net fair value of derivative financial instruments designated as hedges, asset position	$ 44.6	$ 42.2